================================================================================



                           -------------------------



                           -------------------------
                           [THIRD AVENUE FUNDS LOGO]
                           -------------------------

                             THIRD AVENUE VALUE FUND

                        THIRD AVENUE SMALL-CAP VALUE FUND

                       THIRD AVENUE REAL ESTATE VALUE FUND

                      THIRD AVENUE INTERNATIONAL VALUE FUND




                              THIRD QUARTER REPORT
                                   (Unaudited)

                                ----------------

                                  July 31, 2003


================================================================================

                                                     [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                                  THIRD AVENUE VALUE FUND
                                                  PORTFOLIO OF INVESTMENTS
                                                      AT JULY 31, 2003
                                                        (UNAUDITED)

                        PRINCIPAL                                                                                       % OF
                        AMOUNT ($)      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 1.60%
Cable                    30,500,000     Century Cable Bank Debt (b) (d)                               $ 25,772,500       1.02%
                                                                                                      ------------
Insurance Services        5,715,390     Safelite Glass Term A Note (b)                                   5,486,774
Companies                 9,192,099     Safelite Glass Term B Note (b)                                   8,824,415
                                                                                                      ------------
                                                                                                        14,311,189       0.57%
                                                                                                      ------------
Oil Services                200,106     Cimarron Petroleum Corp. (b) (d)                                   219,331       0.01%
                                                                                                      ------------
                                        TOTAL BANK DEBT
                                        (Cost $34,884,314)                                              40,303,020
                                                                                                      ------------
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 10.82%
Aerospace/Defense        28,307,000     Kellstrom Industries, Inc. 5.75%, due 10/15/02 (a)*                990,745
                         45,384,000     Kellstrom Industries, Inc. 5.50%, due 06/15/03 (a)*              1,588,440
                                                                                                      ------------
                                                                                                         2,579,185       0.10%
                                                                                                      ------------
Building & Construction  78,559,000     USG Corp. 9.25%, due 09/15/01 (a) (b)*                          74,827,447
                         85,535,000     USG Corp. 8.50%, due 08/01/05 (a)*                              79,975,225
                                                                                                      ------------
                                                                                                       154,802,672       6.15%
                                                                                                      ------------
Consumer Products        64,300,000     Home Products International, Inc. 9.625%, due 05/15/08          46,617,500       1.85%
                                                                                                      ------------
Energy & Utilities        3,650,000     Illinois Power, Inc. 6.00%, due 09/15/03                         3,659,125
Natural Gas              10,000,000     Mirant Americas Generation LLC 8.50%, due 10/01/21 (a)*          7,250,000
                                                                                                      ------------
                                                                                                        10,909,125       0.44%
                                                                                                      ------------
Finance                   6,000,000     CIT Group, Inc., 5.625%, due 10/15/03                            6,048,762
                          7,500,000     CIT Group, Inc., 5.625%, due 05/17/04                            7,727,295
                         20,000,000     CIT Group, Inc., 7.125%, due 10/15/04                           21,193,720
                            375,000     CIT Group, Inc., 6.625%, due 06/15/05                              405,136
                                                                                                      ------------
                                                                                                        35,374,913       1.41%
                                                                                                      ------------
Hard Goods Retail        18,648,000     Hechinger Co. 6.95%, due 10/15/03 (a) (b)*                              --
                         14,752,000     Hechinger Co. 9.45%, due 11/15/12 (a) (b)*                              --
                                                                                                      ------------
                                                                                                                --       0.00%
                                                                                                      ------------
Healthcare                1,046,232     Genesis Health Ventures Floating Rate 6.11%, due 04/02/07        1,041,001       0.04%
                                                                                                      ------------

                                                     [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                                  THIRD AVENUE VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2003
                                                        (UNAUDITED)

                        PRINCIPAL                                                                                       % OF
                        AMOUNT ($)      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS (CONTINUED)
Medical Biotechnology     1,095,248     Comprehensive Neuroscience Senior Notes 5.75%,
                                        due 02/07/06 (b)                                                  $ 77,672       0.00%
                                                                                                      ------------
Metals-Diversified        6,500,000     Haynes International, Inc. 11.625%, due 09/01/04                 3,022,500       0.12%
                                                                                                      ------------
Retail                   92,249,625     Kmart Corp. Escrow Notes (a) (b)                                        --
                          1,846,329     Kmart Holding Corp. Reclaimation Claims (a) (b)                  1,754,013
                         86,205,118     Kmart Holding Corp. Trade Claims (a) (b)                        16,109,943
                                                                                                      ------------
                                                                                                        17,863,956       0.71%
                                                                                                      ------------
                                        TOTAL CORPORATE DEBT INSTRUMENTS
                                        (Cost $278,660,537)                                            272,288,524
                                                                                                      ------------
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 1.80%
U.S. Treasury Notes      45,000,000     U.S. Treasury Note 1.75%, due 12/31/04 (e)                      45,181,080       1.80%
                                                                                                      ------------
                                        TOTAL U.S. GOVERNMENT OBLIGATIONS
                                        (Cost $44,982,227)                                              45,181,080
                                                                                                      ------------
                             SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.84%
Bermuda Based             6,045,667     CGA Group, Ltd., Series C (a) (b)                                       --       0.00%
Financial Institutions                                                                                ------------
Financial Insurance             259     American Capital Access Holdings, Convertible (a) (b) (c)       14,734,728
                                103     American Capital Access Holdings, Senior Convertible (a) (b) (c) 5,889,004
                                                                                                      ------------
                                                                                                        20,623,732       0.82%
                                                                                                      ------------
Healthcare                    3,451     Genesis Health Ventures, Inc., 6.00% (b)                           267,452       0.01%
                                                                                                      ------------
Insurance & Reinsurance       4,775     Ecclesiastical Insurance, 8.625%                                     8,865
                            366,568     RS Holdings Convertible Class A (b)                                357,462
                                                                                                      ------------
                                                                                                           366,327       0.01%
                                                                                                      ------------
                                        TOTAL PREFERRED STOCK
                                        (Cost $28,192,261)                                              21,257,511
                                                                                                      ------------

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                                  THIRD AVENUE VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2003
                                                        (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 81.00%
Annuities & Mutual Fund      65,000     BKF Capital Group, Inc. (a)                                    $ 1,367,600
Management & Sales          967,732     Legg Mason, Inc.                                                67,741,240
                            489,900     Nuveen Investments, Inc                                         13,619,220
                            139,212     Westwood Holdings Group, Inc.                                    2,752,221
                                                                                                      ------------
                                                                                                        85,480,281       3.40%
                                                                                                      ------------
Apparel Manufacturers       150,000     Kleinerts, Inc. (a) (b)                                                 --       0.00%
                                                                                                      ------------
Assisted Living Facilities1,567,118     CareMatrix Corp. (a) (b)                                                --       0.00%
                                                                                                      ------------
Bermuda Based               432,300     Arch Capital Group, Ltd. (a)                                    14,793,306
Financial Institutions      118,449     ESG Re, Ltd. (a)                                                    47,380
                             15,675     ESG Re, Ltd. Warrants (a) (b)                                            1
                            127,500     Olympus RE Holdings, Ltd. (a) (b)                               17,903,550
                            295,217     Trenwick Group, Ltd.                                                64,948
                                                                                                      ------------
                                                                                                        32,809,185       1.30%
                                                                                                      ------------
Computerized Securities   1,715,256     Instinet Group, Inc. (a)                                         8,044,551
Trading                     132,800     Investment Technology Group, Inc. (a)                            2,467,424
                                                                                                      ------------
                                                                                                        10,511,975       0.42%
                                                                                                      ------------
Computers, Networks         100,000     3Com Corp. (a)                                                     488,000
& Software                  500,000     Sun Microsystems, Inc. (a)                                       1,870,000
                                                                                                      ------------
                                                                                                         2,358,000       0.09%
                                                                                                      ------------
Depository Institutions     106,000     Astoria Financial Corp.                                          2,982,840
                            835,000     BankAtlantic Bancorp, Inc. Class A                              11,648,250
                             69,566     Banknorth Group, Inc.                                            1,920,022
                            529,600     Brookline Bancorp, Inc.                                          7,885,744
                            218,500     Carver Bancorp, Inc. (c)                                         3,871,820
                            250,787     Citigroup, Inc. Litigation Tracking Warrants                       258,311
                             61,543     Commercial Federal Corp.                                         1,406,873
                             40,000     EverTrust Financial Group, Inc.                                  1,028,000

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                                  THIRD AVENUE VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2003
                                                        (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Depository Institutions      41,100     Tompkins Trustco, Inc.                                         $ 2,040,615
(continued)                 390,800     Woronoco Bancorp, Inc. (c)                                      10,375,740
                                                                                                      ------------
                                                                                                        43,418,215       1.72%
                                                                                                      ------------
Discount Priced Holding   2,344,100     Brascan Corp. Class A                                           57,899,270
Companies                    83,370     Capital Southwest Corp.                                          4,676,640
                          4,600,000     Hutchison Whampoa, Ltd. (Hong Kong)                             30,079,854
                          5,875,000     Investor AB Class A (Sweden)                                    44,352,256
                          8,766,000     Toyota Industries Corp. (Japan)                                141,803,488
                                                                                                      ------------
                                                                                                       278,811,508      11.08%
                                                                                                      ------------
Electronics Components    2,496,500     American Power Conversion Corp. (a)                             43,513,995
                          6,380,700     AVX Corp.                                                       69,868,665
                          2,055,400     Electro Scientific Industries, Inc. (a) (c)                     35,270,664
                            493,681     IXYS Corp. (a)                                                   3,653,239
                          4,458,200     KEMET Corp. (a) (c)                                             48,371,470
                                                                                                      ------------
                                                                                                       200,678,033       7.97%
                                                                                                      ------------
Financial Insurance         300,000     Ambac Financial Group, Inc.                                     19,761,000
                            118,812     American Capital Access Holdings (a) (b) (c)                     6,565,373
                          1,777,409     MBIA, Inc.                                                      89,972,444
                                                                                                      ------------
                                                                                                       116,298,817       4.62%
                                                                                                      ------------
Financial Services          250,000     CIT Group, Inc.                                                  6,970,000       0.28%
                                                                                                      ------------
Food Manufacturers          495,000     J & J Snack Foods Corp. (a) (c)                                 16,770,600       0.67%
& Purveyors                                                                                           ------------

Healthcare                  339,402     Genesis Health Ventures, Inc. (a)                                7,212,292       0.29%
                                                                                                      ------------
Hotels & Motels             637,570     Lodgian, Inc. Class A Warrants (a)                                   1,913
                            127,159     Lodgian, Inc. Class B Warrants (a)                                     127
                            439,629     Lodgian, Inc. (a) (c)                                            2,145,390
                                                                                                      ------------
                                                                                                         2,147,430       0.08%
                                                                                                      ------------

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                                  THIRD AVENUE VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2003
                                                        (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Industrial & Agricultural   594,300     Alamo Group, Inc. (c)                                          $ 7,933,905
Equipment                   299,300     Lindsay Manufacturing Co.                                        6,892,879
                            360,100     Mestek, Inc. (a)                                                 7,342,439
                            480,500     Standex International Corp.                                     10,772,810
                                                                                                      ------------
                                                                                                        32,942,033       1.31%
                                                                                                      ------------
Insurance & Reinsurance      87,035     ACE Ltd.                                                         2,871,285
                            200,678     ACMAT Corp. Class A (a) (c)                                      2,207,458
                          1,311,571     Danielson Holding Corp. (a)                                      1,967,357
                            480,000     Montpelier RE Holdings, Ltd. (a) (b)                            15,451,200
                          1,576,580     Radian Group, Inc.                                              73,799,710
                              9,337     RS Holdings Class A (a) (b)                                          9,105
                             58,300     White Mountains Insurance Group, Inc.                           22,124,850
                                                                                                      ------------
                                                                                                       118,430,965       4.71%
                                                                                                      ------------
Insurance Services          940,131     Safelite Glass Corp. (a) (b)                                     5,640,786
Companies                    63,460     Safelite Realty Corp. (a) (b)                                      380,760
                                                                                                      ------------
                                                                                                         6,021,546       0.24%
                                                                                                      ------------
Life Insurance              836,000     The MONY Group, Inc.                                            23,307,680
                          2,009,900     The Phoenix Companies, Inc.                                     18,812,664
                                                                                                      ------------
                                                                                                        42,120,344       1.67%
                                                                                                      ------------
Manufactured Housing         89,000     Liberty Homes, Inc. Class A                                        409,400
                             40,000     Liberty Homes, Inc. Class B                                        229,800
                                                                                                      ------------
                                                                                                           639,200       0.03%
                                                                                                      ------------
Medical Supplies            251,300     Analogic Corp.                                                  12,132,764
& Services                  342,300     Datascope Corp.                                                 10,946,754
                            500,000     Sankyo Co., Ltd. (Japan)                                         6,059,978
                            181,500     St. Jude Medical, Inc. (a)                                       9,737,475
                                                                                                      ------------
                                                                                                        38,876,971       1.54%
                                                                                                      ------------

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                                  THIRD AVENUE VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2003
                                                        (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Non-Life                  9,159,100     Aioi Insurance Co., Ltd.                                      $ 20,970,690
Insurance - Japan         2,116,200     Millea Holdings, Inc. ADR                                       99,673,020
                         10,857,140     Mitsui Sumitomo Insurance Co., Ltd.                             55,751,547
                          4,420,560     Sompo Japan Insurance, Inc.                                     25,376,646
                                                                                                      ------------
                                                                                                       201,771,903       8.02%
                                                                                                      ------------
Oil Services              1,000,000     Nabors Industries, Ltd. (a)                                     35,800,000       1.42%
                                                                                                      ------------
Pharmaceutical Services   1,308,740     Innovative Clinical Solutions, Ltd. (a) (c)                          9,816
                            588,600     Kendle International, Inc. (a)                                   2,742,287
                            598,000     PAREXEL International Corp. (a)                                  8,748,740
                            637,500     Pharmaceutical Product Development, Inc. (a)                    15,969,375
                                                                                                      ------------
                                                                                                        27,470,218       1.09%
                                                                                                      ------------
Real Estate               1,387,200     Alexander & Baldwin, Inc.                                       38,980,320
                            166,000     Alico, Inc.                                                      4,579,940
                            959,000     Burnham Pacific Properties, Inc.                                   570,605
                            336,950     Canary Wharf Group PLC (United Kingdom) (a)                      1,364,916
                            975,900     Catellus Development Corp. (a)                                  22,484,736
                             31,000     Consolidated-Tomoka Land Co.                                       771,280
                          1,766,514     Forest City Enterprises, Inc. Class A                           72,427,074
                             11,250     Forest City Enterprises, Inc. Class B                              459,844
                             47,349     Homefed Corp. (a)                                                1,231,071
                          1,352,836     Koger Equity, Inc. (c)                                          23,606,988
                             14,600     LNR Property Corp.                                                 578,160
                                846     Public Storage, Inc.                                                30,625
                          3,420,106     Tejon Ranch Co. (a) (c)                                        110,640,429
                          1,147,200     The St. Joe Co.                                                 37,226,640
                          1,000,000     The St. Joe Co. (b)                                             31,638,800
                          2,150,000     Trammell Crow Co. (a) (b) (c)                                   23,226,450
                                                                                                      ------------
                                                                                                       369,817,878      14.69%
                                                                                                      ------------

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                                  THIRD AVENUE VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2003
                                                        (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Retail                    1,794,506     Frank's Nursery & Crafts, Inc. (a) (c)                        $  1,740,671
                          1,042,908     Kmart Holding Corp. (a)                                         24,404,047
                          2,250,000     Kmart Holding Corp. (a) (b)                                     50,017,500
                                                                                                      ------------
                                                                                                        76,162,218       3.03%
                                                                                                      ------------
Security Brokers, Dealers   223,600     Jefferies Group, Inc.                                           13,275,132
& Flotation Companies     1,086,250     Raymond James Financial, Inc.                                   37,747,187
                            556,850     SWS Group, Inc.                                                 11,331,897
                                                                                                      ------------
                                                                                                        62,354,216       2.48%
                                                                                                      ------------
Semiconductor             1,200,000     Applied Materials, Inc. (a)                                     23,400,000
Equipment Manufacturers   1,350,300     Credence Systems Corp. (a)                                      12,895,365
                            421,900     Electroglas, Inc. (a)                                              814,267
                          3,679,000     FSI International, Inc. (a) (c)                                 18,358,210
                            100,000     KLA-Tencor Corp. (a)                                             5,165,000
                            208,676     Novellus Systems, Inc. (a)                                       7,472,688
                            300,000     Photronics, Inc. (a)                                             5,505,000
                            500,000     Veeco Instruments, Inc. (a)                                      9,420,000
                                                                                                      ------------
                                                                                                        83,030,530       3.30%
                                                                                                      ------------
Small-Cap Technology          1,499     CareCentric, Inc. (a)                                                  989
                            247,200     Planar Systems, Inc. (a)                                         5,962,464
                                                                                                      ------------
                                                                                                         5,963,453       0.24%
                                                                                                      ------------
Telecommunications        2,000,000     CIENA Corp. (a)                                                 11,620,000
                          1,250,000     Comverse Technology, Inc. (a)                                   18,437,500
                          2,008,200     Tellabs, Inc. (a)                                               13,515,186
                                                                                                      ------------
                                                                                                        43,572,686       1.73%
                                                                                                      ------------
Title Insurance           1,000,000     First American Corp.                                            24,160,000
                            687,700     Stewart Information Services Corp. (a)                          19,936,423
                                                                                                      ------------
                                                                                                        44,096,423       1.75%
                                                                                                      ------------
Transportation               55,032     Florida East Coast Industries, Inc. Class B                      1,540,896       0.06%
                                                                                                      ------------

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                                  THIRD AVENUE VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2003
                                                        (UNAUDITED)

                                                                                                                            % OF
                                SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Utilities & Utility Service    4,847,600    Quanta Services, Inc. (a)                                     $ 36,599,380
Companies                        400,000    TXU Corp.                                                        8,068,000
                                                                                                        --------------
                                                                                                            44,667,380       1.77%
                                                                                                        --------------
                                            TOTAL COMMON STOCKS AND WARRANTS
                                            (Cost $1,629,997,638)                                        2,038,745,196
                                                                                                        --------------
                            INVESTMENT
                            AMOUNT($)
------------------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.09%
Bermuda Based                  2,202,000    ESG Partners, LP (a) (b)                                                --       0.00%
Financial Institutions                                                                                  --------------

Insurance & Reinsurance        3,264,756    Head Insurance Investors, LP (a) (b)                               828,053
                               1,615,000    Insurance Partners II Equity Fund, LP (a) (b)                    1,523,126
                                                                                                        --------------
                                                                                                             2,351,179       0.09%
                                                                                                        --------------
                                            TOTAL LIMITED PARTNERSHIPS
                                            (Cost $7,081,756)                                                2,351,179
                                                                                                        --------------
                            NOTIONAL
                            AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.24%
Foreign Currency Swap       250,000,000     Bear Stearns Currency Swap, Termination Date 10/27/03 (f)        4,998,920       0.20%
Contracts                                                                                               --------------

Call Option                     103,279     Kmart Holding Corp., Strike $13, expires 05/06/05 (b)            1,094,964       0.04%
                                                                                                        --------------
                                            TOTAL OTHER INVESTMENTS
                                            (Cost $0)                                                        6,093,884
                                                                                                        --------------

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                                  THIRD AVENUE VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2003
                                                        (UNAUDITED)

                        PRINCIPAL                                                                                       % OF
                        AMOUNT ($)      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 3.70%
Repurchase Agreements    93,025,120     Bear Stearns 1.05%, due 08/01/03 (g)                        $   93,025,120       3.70%
                                                                                                    --------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $93,025,120)                                              93,025,120
                                                                                                    --------------
                                        TOTAL INVESTMENT PORTFOLIO - 100.09%
                                        (Cost $2,116,823,853)                                        2,519,245,514
                                                                                                    --------------
                                        LIABILITIES IN EXCESS OF
                                        OTHER ASSETS - (0.09%)                                          (2,148,533)
                                                                                                    --------------
                                        NET ASSETS - 100.00%                                        $2,517,096,981
                                                                                                    ==============
                                        (Applicable to 70,959,883
                                        shares outstanding)

                                        NET ASSET VALUE PER SHARE                                           $35.47
                                                                                                            ======

Notes:

(a)  Non-income producing securities.

(b)  Restricted/fair valued securities.

(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)  Interest accrued at a current rate of Prime + 2%.

(e)  Segregated for future fund commitments.

(f) The Fund is selling 30.2 billion Japanese yen and paying an interest rate of 0.065% in exchange for 250 million U.S. dollars and an interest rate of 1.305%.

(g)  Repurchase agreement collateralized by:
     U.S. Treasury Strips, par value $46,595,000, matures 08/15/12, market value $30,437,252.
     U.S. Treasury Bonds, par value $36,000,000, matures 08/15/17, market value $16,683,840.
     U.S. Treasury Strips, par value $16,425,000, matures 02/15/19, market value $6,886,636.
     U.S. Treasury Bonds, par value $106,705,000, matures 02/15/20, market value $41,736,594.

*    Issuer in default.

ADR: American Depository Receipt.

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                             THIRD AVENUE SMALL-CAP VALUE FUND
                                                  PORTFOLIO OF INVESTMENTS
                                                      AT JULY 31, 2003
                                                        (UNAUDITED)

                        PRINCIPAL                                                                                       % OF
                        AMOUNT ($)      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 0.44%
Government National         236,289     GNMA 2002-19 PA 5.50%, due 03/20/25                           $    236,027
Mortgage Association      1,747,849     GNMA 2002-36 AK 6.00%, due 02/20/26                              1,755,492
                             52,282     GNMA 2002-21 SA 16.552% Inverse Floater, due 07/16/31               52,549
                                                                                                      ------------
                                                                                                         2,044,068       0.44%
                                                                                                      ------------
                                        TOTAL ASSET BACKED SECURITIES
                                        (Cost $2,068,089)                                                2,044,068
                                                                                                      ------------
------------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.04%
Technology                4,942,604     Insilco Technologies Bank Debt (a) (b)                             169,293       0.04%
                                                                                                      ------------
                                        TOTAL BANK DEBT
                                        (Cost $66,735)                                                     169,293
                                                                                                      ------------
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 6.27%
U.S. Treasury Note       14,000,000     U.S. Treasury Note 1.75%, due 12/31/04                          14,056,336
                         15,000,000     U.S. Treasury Note 1.125%, due 06/30/05                         14,826,570
                                                                                                      ------------
                                                                                                        28,882,906       6.27%
                                                                                                      ------------
                                        TOTAL U.S. GOVERNMENT OBLIGATIONS
                                        (Cost $28,863,388)                                              28,882,906
                                                                                                      ------------
                            SHARES
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 85.29%
Agricultural Chemicals      670,000     Agrium, Inc. (Canada)                                            7,504,000       1.63%
                                                                                                      ------------
Business Development        622,900     Brascan Corp. Class A                                           15,385,630
& Investment Companies    3,111,000     JZ Equity Partners PLC (United Kingdom)                          5,163,330
                            210,100     Leucadia National Corp.                                          8,151,880
                                                                                                      ------------
                                                                                                        28,700,840       6.23%
                                                                                                      ------------
Cable Television Equipment  928,100     CommScope, Inc. (a)                                              9,587,273
                            230,000     Scientific-Atlanta, Inc.                                         6,966,700
                                                                                                      ------------
                                                                                                        16,553,973       3.59%
                                                                                                      ------------
Consumer Products           194,500     Maxwell Shoe Co., Inc. Class A (a)                               2,639,365       0.57%
                                                                                                      ------------

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                             THIRD AVENUE SMALL-CAP VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2003
                                                        (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Electronics                 678,000     Advanced Power Technology, Inc. (a) (c)                       $  5,525,700
                            445,500     American Power Conversion Corp. (a)                              7,765,065
                            307,700     Bel Fuse, Inc. Class B                                           7,763,271
                            549,517     IXYS Corp. (a)                                                   4,066,426
                            752,300     KEMET Corp. (a)                                                  8,162,455
                          1,141,700     TriQuint Semiconductor, Inc. (a)                                 5,171,901
                                                                                                      ------------
                                                                                                        38,454,818       8.34%
                                                                                                      ------------
Energy/Coal                 213,400     Fording Canadian Coal Trust                                      4,075,940       0.88%
                                                                                                      ------------
Energy Services             238,700     Precision Drilling Corp. (a)                                     8,664,810
                            444,100     Willbros Group, Inc. (a)                                         4,241,155
                                                                                                      ------------
                                                                                                        12,905,965       2.80%
                                                                                                      ------------
Financial Insurance          30,000     MBIA, Inc.                                                       1,518,600
                             71,852     Radian Group, Inc.                                               3,363,392
                                                                                                      ------------
                                                                                                         4,881,992       1.06%
                                                                                                      ------------
Forest Products & Paper     255,400     Deltic Timber Corp.                                              8,351,580
                            966,500     SFK Pulp Fund (Canada)                                           5,524,818
                            100,000     SFK Pulp Fund 144A (Canada)                                        571,631
                          1,385,500     TimberWest Forest Corp. (Canada)                                11,068,258
                                                                                                      ------------
                                                                                                        25,516,287       5.53%
                                                                                                      ------------
Healthcare Services          93,500     AMN Healthcare Services, Inc. (a)                                1,327,700
                             50,000     Cross Country Healthcare, Inc. (a)                                 749,500
                                                                                                      ------------
                                                                                                         2,077,200       0.45%
                                                                                                      ------------
Industrial Equipment        393,100     Alamo Group, Inc.                                                5,247,885
                            168,600     Lindsay Manufacturing Co.                                        3,882,858
                            491,200     Trinity Industries, Inc.                                        11,145,328
                                                                                                      ------------
                                                                                                        20,276,071       4.40%
                                                                                                      ------------

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                             THIRD AVENUE SMALL-CAP VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2003
                                                        (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Insurance & Reinsurance     280,000     Arch Capital Group, Ltd. (a)                                  $  9,581,600
                            120,000     Montpelier RE Holdings, Ltd. (a) (b)                             3,862,800
                             42,500     Olympus RE Holdings, Ltd. (a) (b)                                5,967,850
                                                                                                      ------------
                                                                                                        19,412,250       4.21%
                                                                                                      ------------
Insurance - Multi Line       57,300     E-L Financial Corp., Ltd. (Canada)                              10,579,088       2.29%
                                                                                                      ------------
Investment Companies        174,470     Westwood Holdings Group, Inc.                                    3,449,272       0.75%
                                                                                                      ------------
Life Insurance              179,000     FBL Financial Group, Inc. Class A                                4,100,890
                            340,600     The MONY Group, Inc.                                             9,495,928
                            532,200     The Phoenix Companies, Inc.                                      4,981,392
                                                                                                      ------------
                                                                                                        18,578,210       4.03%
                                                                                                      ------------
Manufactured Housing         75,200     Skyline Corp.                                                    2,238,704       0.49%
                                                                                                      ------------
Media                       120,000     ValueVision Media, Inc. Class A (a)                              2,082,000       0.45%
                                                                                                      ------------
Metal & Metal Products      181,900     Century Aluminum Co. (a)                                         1,633,462       0.35%
                                                                                                      ------------
Natural Resources &         187,500     Alexander & Baldwin, Inc.                                        5,268,750
Real Estate                 187,300     Alico, Inc.                                                      5,167,607
                            139,000     Avatar Holdings, Inc. (a)                                        4,217,260
                            374,600     Forest City Enterprises, Inc. Class A                           15,358,600
                            140,800     Jones Lang LaSalle, Inc. (a)                                     2,386,560
                            268,800     Koger Equity, Inc.                                               4,690,560
                            348,100     LNR Property Corp.                                              13,784,760
                            100,000     The St. Joe Co. (b)                                              3,163,880
                             91,000     The St. Joe Co.                                                  2,952,950
                            274,600     Tejon Ranch Co. (a)                                              8,883,310
                            200,000     Trammell Crow Co. (a) (b)                                        2,160,600
                            343,000     Wellsford Real Properties, Inc. (a) (c)                          5,460,560
                                                                                                      ------------
                                                                                                        73,495,397      15.94%
                                                                                                      ------------
Non-Life Insurance - Japan  400,000     Sompo Japan Insurance, Inc.                                      2,296,238       0.50%
                                                                                                      ------------

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                             THIRD AVENUE SMALL-CAP VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2003
                                                        (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Pharmaceutical Services     394,345     PAREXEL International Corp. (a)                               $  5,769,267
                            135,200     Pharmaceutical Product Development, Inc. (a)                     3,386,760
                                                                                                      ------------
                                                                                                         9,156,027       1.99%
                                                                                                      ------------
Retail                      142,200     The Dress Barn, Inc. (a)                                         1,859,976
                            300,000     Kmart Holding Corp. (a) (b)                                      6,669,000
                                                                                                      ------------
                                                                                                         8,528,976       1.85%
                                                                                                      ------------
Securities Brokers, Dealers 1,674,784   Instinet Group, Inc. (a)                                         7,854,737
& Flotation Companies       100,000     SWS Group, Inc.                                                  2,035,000
                                                                                                      ------------
                                                                                                         9,889,737       2.15%
                                                                                                      ------------
Semiconductor               280,700     Coherent, Inc. (a)                                               6,871,536
Equipment Manufacturers     977,100     Credence Systems Corp. (a)                                       9,331,305
& Related                   669,700     CyberOptics Corp. (a) (c)                                        5,946,936
                            671,100     Electro Scientific Industries, Inc. (a)                         11,516,076
                            520,400     FSI International, Inc. (a)                                      2,596,796
                                                                                                      ------------
                                                                                                        36,262,649       7.87%
                                                                                                      ------------
Technology                  232,900     Herley Industries, Inc. (a)                                      4,331,940
                            453,600     Park Electrochemical Corp.                                       9,670,752
                                                                                                      ------------
                                                                                                        14,002,692       3.04%
                                                                                                      ------------
Telecommunications          750,000     CIENA Corp. (a)                                                  4,357,500
Equipment                   471,000     Comverse Technology, Inc. (a)                                    6,947,250
                          1,119,500     Sycamore Networks, Inc. (a)                                      4,623,535
                            306,300     Tellabs, Inc. (a)                                                2,061,399
                                                                                                      ------------
                                                                                                        17,989,684       3.90%
                                                                                                      ------------
                                        TOTAL COMMON STOCKS
                                        (Cost $346,210,115)                                            393,180,837
                                                                                                      ------------

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                             THIRD AVENUE SMALL-CAP VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2003
                                                        (UNAUDITED)

                        NOTIONAL                                                                                        % OF
                        AMOUNT ($)      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.03%
Call Option                  13,770     Kmart Holding Corp., Strike $13, expires 05/06/05 (b)         $    145,990       0.03%
                                                                                                      ------------
                                        TOTAL OTHER INVESTMENTS
                                        (Cost $0)                                                          145,990
                                                                                                      ------------
                        PRINCIPAL
                        AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 7.78%
Repurchase Agreements    25,914,775     Bear Stearns 1.05%, due 08/01/03 (d)                            25,914,775       5.62%
                                                                                                      ------------
U.S. Treasury Bill       10,000,000     U.S. Treasury Bill 0.99%+, due 01/22/04                          9,950,600       2.16%
                                                                                                      ------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $35,867,991)                                              35,865,375
                                                                                                      ------------
                                        TOTAL INVESTMENT PORTFOLIO - 99.85%
                                        (Cost $413,076,318)                                            460,288,469
                                                                                                      ------------
                                        CASH & OTHER ASSETS LESS
                                        LIABILITIES - 0.15%                                                676,825
                                                                                                      ------------
                                        NET ASSETS - 100.00%                                          $460,965,294
                                                                                                      ============
                                        (Applicable to 29,053,224
                                        shares outstanding)
                                        NET ASSET VALUE PER SHARE                                           $15.87
                                                                                                            ======

Notes:

(a)  Non-income producing securities.

(b)  Restricted / fair valued securities.

(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)  Repurchase agreement collateralized by:
     U.S. Treasury Bonds, par value $109,350,000 matures 11/15/27, market value $26,667,185.

+    Annualized yield at date of purchase.

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                            THIRD AVENUE REAL ESTATE VALUE FUND
                                                  PORTFOLIO OF INVESTMENTS
                                                      AT JULY 31, 2003
                                                        (UNAUDITED)

                        PRINCIPAL                                                                                         % OF
                        AMOUNT ($)      ISSUES                                                               VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 1.89%
Diversified Financial    1,504,000      Imperial Credit Industries, Inc. 9.75%, due 01/15/04 (a) (b)*   $         --
Services                   464,000      Imperial Credit Industries, Inc. 12.00%, due 06/30/05 (a) (b)*            --
                                                                                                        ------------
                                                                                                                  --       0.00%
                                                                                                        ------------
Natural Resources       11,541,596      Crown Pacific Partners, 7.76%, due 02/01/13 (a) (b)*              8,540,781        1.68%
                                                                                                        ------------
Real Estate Operating    1,000,000      LNR Property Corp. 9.375%, due 03/15/08                           1,047,000        0.21%
Companies                                                                                               ------------
                                        TOTAL CORPORATE BONDS
                                        (Cost $9,941,049)                                                 9,587,781
                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES - 0.01%
Government National         32,676      GNMA 02-21 SA 16.552% Inverse Floater, due 07/16/31                  32,843        0.01%
Mortgage Association                                                                                    ------------
                                        TOTAL MORTGAGE BACKED SECURITIES
                                        (Cost $32,403)                                                       32,843
                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE LOANS - 1.47%
Term Loan                5,000,000      Frank's Nursery & Crafts, Inc. 10.15%, due 05/21/05 (b)           5,000,000        0.98%
                                                                                                        ------------
Revolving Credit Loan    2,500,000      Frank's Nursery & Crafts, Inc. 10.15%, due 05/21/05 (b)           2,500,000        0.49%
                                                                                                        ------------
                                        TOTAL MORTGAGE LOANS
                                        (Cost $7,500,000)                                                 7,500,000
                                                                                                        ------------
                            SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.67%
Real Estate Investment     133,332      Anthracite Capital, Inc. 10% Series B (c)                         3,399,966        0.67%
Trusts                                                                                                  ------------
                                        TOTAL PREFERRED STOCK
                                        (Cost $2,574,141)                                                 3,399,966
                                                                                                        ------------

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                            THIRD AVENUE REAL ESTATE VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2003
                                                        (UNAUDITED)

                                                                                                                        % OF
                             SHARES     ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 80.00%
Assisted Living Facilities  25,571      CareMatrix Corp. (a) (b)                                     $         --        0.00%
                                                                                                     ------------
Diversified Financial      724,000      Guoco Group, Ltd. (Hong Kong)                                   4,734,307
Services                    22,223      Imperial Credit Industries, Inc. Warrants (a) (b)                      --
                                                                                                     ------------
                                                                                                        4,734,307        0.93%
                                                                                                     ------------
Homebuilders               357,000      Avatar Holdings, Inc. (a)                                      10,831,380
                           273,040      Brookfield Homes Corp.                                          4,516,082
                                                                                                     ------------
                                                                                                       15,347,462        3.02%
                                                                                                     ------------
Hotels & Motels             44,958      Lodgian, Inc. Class A Warrants (a)                                    135
                             8,966      Lodgian, Inc. Class B Warrants (a)                                      9
                            31,000      Lodgian, Inc. (a)                                                 151,280
                                                                                                     ------------
                                                                                                          151,424        0.03%
                                                                                                     ------------
Manufactured Housing       253,800      Butler Manufacturing Co.                                        4,022,730
                           171,900      Cavalier Homes, Inc. (a)                                          369,585
                           475,500      Clayton Homes, Inc.                                             5,929,485
                            85,600      Coachmen Industries, Inc.                                       1,181,280
                           734,056      Modtech Holdings, Inc. (a) (c)                                  6,863,424
                                                                                                     ------------
                                                                                                       18,366,504        3.61%
                                                                                                     ------------
Natural Resources           85,200      Deltic Timber Corp.                                             2,786,040        0.55%
                                                                                                     ------------
Real Estate Investment     600,000      American Financial Realty Trust 144A                            8,844,000
Trusts                     250,000      American Financial Realty Trust                                 3,685,000
                           379,798      American Land Lease, Inc. (c)                                   6,828,768
                           103,000      Anthracite Capital, Inc.                                        1,254,540
                            31,000      Atlantic Realty Trust, Inc.                                       403,000
                            23,400      Golf Trust of America, Inc. (a)                                    70,902
                           122,500      Koger Equity, Inc.                                              2,137,625
                           350,400      One Liberty Properties, Inc. (c)                                6,482,400
                           610,800      Prime Group Realty Trust (a)                                    3,762,528
                           563,602      ProLogis                                                       15,527,235

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                            THIRD AVENUE REAL ESTATE VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2003
                                                        (UNAUDITED)

                                                                                                                        % OF
                             SHARES     ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate Investment     456,300      PS Business Parks, Inc.                                      $ 16,915,041
Trusts (continued)         280,800      Public Storage, Inc.                                           10,164,960
                           226,900      RAIT Investment Trust                                           5,468,290
                           400,600      Vornado Realty Trust                                           18,363,504
                                                                                                     ------------
                                                                                                       99,907,793       19.65%
                                                                                                     ------------
Real Estate Management     294,600      Jones Lang LaSalle, Inc. (a)                                    4,993,470
                         1,331,700      Trammell Crow Co. (a)                                          14,755,236
                            50,000      Trammell Crow Co. (a) (b)                                         540,150
                                                                                                     ------------
                                                                                                       20,288,856        3.99%
                                                                                                     ------------
Real Estate Operating    1,066,552      British Land Co. PLC (United Kingdom)                           8,589,335
Companies                1,794,200      Brookfield Properties Corp.                                    40,513,036
                           736,950      Canary Wharf Group PLC (United Kingdom) (a)                     2,985,234
                         1,220,600      Catellus Development Corp. (a)                                 28,122,624
                           510,000      Consolidated-Tomoka Land Co. (c)                               12,688,800
                         1,091,300      Forest City Enterprises, Inc. Class A                          44,743,300
                           958,000      LNR Property Corp.                                             37,936,800
                           304,980      Tejon Ranch Co. (a)                                             9,866,103
                           960,400      The St. Joe Co.                                                31,164,980
                           100,000      The St. Joe Co. (b)                                             3,163,880
                           827,550      Wellsford Real Properties, Inc. (a) (c)                        13,174,596
                                                                                                     ------------
                                                                                                      232,948,688       45.83%
                                                                                                     ------------
Retail                   1,467,391      Frank's Nursery & Crafts, Inc. Warrants (a) (b)                   953,804
                           106,755      Frank's Nursery & Crafts, Inc. (a)                                103,552
                           500,000      Kmart Holding Corp. (a) (b)                                    11,115,000
                                                                                                     ------------
                                                                                                       12,172,356        2.39%
                                                                                                     ------------
                                        TOTAL COMMON STOCKS AND WARRANTS
                                        (Cost $342,925,440)                                           406,703,430
                                                                                                     ------------

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                            THIRD AVENUE REAL ESTATE VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2003
                                                        (UNAUDITED)

                        NOTIONAL                                                                                        % OF
                        AMOUNT ($)      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.06%
Foreign Currency         3,400,000      Great Britain Pounds, Strike 1.53, expires 02/10/04          $     27,999
Put Options              3,800,000      Great Britain Pounds, Strike 1.52, expires 04/29/04                43,499
                                                                                                     ------------
                                                                                                           71,498        0.01%
                                                                                                     ------------
Call Option                 22,951      Kmart Holding Corp., Strike $13, expires 05/06/05 (b)             243,327        0.05%
                                                                                                     ------------
                                        TOTAL OTHER INVESTMENTS
                                        (Cost $149,640)                                                   314,825
                                                                                                     ------------
                        PRINCIPAL
                        AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 9.83%
U.S. Treasury Bill      50,000,000      U.S. Treasury Bill 0.94%+, due 08/28/03 (d)                    49,965,221        9.83%
                                                                                                     ------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $49,965,221)                                             49,965,221
                                                                                                     ------------
                                        TOTAL INVESTMENT PORTFOLIO - 93.93%
                                        (Cost $413,087,894)                                           477,504,066
                                                                                                     ------------
                                        CASH & OTHER ASSETS LESS
                                        LIABILITIES - 6.07%                                            30,833,169
                                                                                                     ------------
                                        NET ASSETS - 100.00%                                         $508,337,235
                                                                                                     ============
                                        (Applicable to 27,040,631
                                        shares outstanding)
                                        NET ASSET VALUE PER SHARE                                          $18.80
                                                                                                           ======

Notes:

(a)  Non-income producing securities.

(b)  Restricted / fair valued securities.

(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).

(d)  Segregated for future fund commitments.

*    Issuer in default.

+    Annualized yield at date of purchase.

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                           THIRD AVENUE INTERNATIONAL VALUE FUND
                                                  PORTFOLIO OF INVESTMENTS
                                                      AT JULY 31, 2003
                                                        (UNAUDITED)

                        PRINCIPAL                                                                                       % OF
                        AMOUNT ($)      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 3.44%
U.S. Treasury Note        2,000,000     U.S. Treasury Note 3.00%, due 11/30/03                        $  2,013,830       3.44%
                                                                                                      ------------
                                        TOTAL U.S. GOVERNMENT OBLIGATIONS
                                        (Cost $2,010,469)                                                2,013,830
                                                                                                      ------------
                            SHARES
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 81.24%
Advertising                  85,000     Asatsu-DK, Inc. (Japan)                                          1,702,891       2.91%
                                                                                                      ------------
Agriculture                  85,000     Agrium, Inc. (Canada)                                              952,000
                             86,000     Cresud SACIFYA ADR (Argentina) (a)                                 757,660
                          2,500,000     Del Monte Pacific, Ltd. (Singapore)                                810,539
                                                                                                      ------------
                                                                                                         2,520,199       4.31%
                                                                                                      ------------
Building & Construction      35,000     Fomento de Construcciones y Contratas S.A. (Spain)               1,032,135
Products/Services             5,650     Imerys S.A. (France)                                               863,605
                             88,000     Makita Corp. (Japan)                                               700,817
                                                                                                      ------------
                                                                                                         2,596,557       4.44%
                                                                                                      ------------
Business Development        335,000     JZ Equity Partners PLC (United Kingdom)                            556,000       0.95%
& Investment Companies                                                                                ------------
Corporate Services        3,068,000     Boardroom, Ltd. (Singapore)                                        785,284       1.34%
                                                                                                      ------------
Diversified Operations      250,000     Hutchison Whampoa Ltd. (Hong Kong)                               1,634,775       2.80%
                                                                                                      ------------
Energy/Coal                  59,300     Fording Canadian Coal Trust (Canada)                             1,132,630
                            182,300     Westshore Terminals Income Fund (Canada)                           767,647
                                                                                                      ------------
                                                                                                         1,900,277       3.25%
                                                                                                      ------------
Energy/Services              93,300     Farstad Shipping ASA (Norway)                                      695,502
                            325,000     Smedvig ASA Class A (Norway)                                     2,077,242
                                                                                                      ------------
                                                                                                         2,772,744       4.74%
                                                                                                      ------------
Financial Services          250,000     Banco Latinoamericano de Exportaciones,                          2,672,500       4.57%
                                        S.A. (Panama) (a)                                             ------------
Forest Products & Paper     205,000     Canfor Corp. (Canada)                                            1,263,554
                          3,230,000     Rubicon, Ltd. (New Zealand) (a)                                  1,273,253

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                           THIRD AVENUE INTERNATIONAL VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2003
                                                        (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Forest Products & Paper     135,000     SFK Pulp Fund (Canada)                                        $    771,702
(continued)                 100,000     SFK Pulp Fund 144A (Canada)                                        571,631
                                                                                                      ------------
                                                                                                         3,880,140       6.64%
                                                                                                      ------------
IT Services                  42,500     Cap Gemini SA (France)                                           1,701,052       2.91%
                                                                                                      ------------
Insurance                 1,125,000     BRIT Insurance Holdings PLC (United Kingdom) (a)                 1,387,940
                                140     Millea Holdings, Inc. (Japan)                                    1,300,759
                            243,000     Sompo Japan Insurance, Inc. (Japan)                              1,394,965
                                                                                                      ------------
                                                                                                         4,083,664       6.98%
                                                                                                      ------------
Insurance - Multi Line        4,000     E-L Financial Corp., Ltd. (Canada)                                 738,505       1.26%
                                                                                                      ------------
Investment Companies         71,900     Dundee Precious Metals, Inc. Class A (Canada) (a)                1,197,270
                             85,000     Guoco Group, Ltd. (Hong Kong)                                      555,823
                            135,000     Investor AB Class A (Sweden)                                     1,019,158
                                360     Pargesa Holding AG (Switzerland)                                   742,036
                                                                                                      ------------
                                                                                                         3,514,287       6.01%
                                                                                                      ------------
Metals & Mining             137,000     Noranda, Inc. (Canada)                                           1,238,480       2.12%
                                                                                                      ------------
Other Financial              40,000     Oslo Bors Holding ASA (Norway)                                     828,274       1.42%
                                                                                                      ------------
Publishing                  175,000     Boosey & Hawkes PLC (United Kingdom) (a)                           457,121       0.78%
                                                                                                      ------------
Securities Brokerage     11,500,000     Hotung Investment Holdings, Ltd. (Singapore) (a)                 1,610,000
                            550,300     Ichiyoshi Securities Co., Ltd. (Japan)                           1,953,863
                            400,000     Singer and Friedlander Group, PLC (United Kingdom)               1,009,484
                                                                                                      ------------
                                                                                                         4,573,347       7.82%
                                                                                                      ------------
Software                    357,500     GEAC Computer Corp., Ltd. (Canada) (a)                           1,276,922       2.18%
                                                                                                      ------------
Telecommunications          455,342     Telecom Corp. of New Zealand Ltd. (New Zealand)                  1,340,926       2.29%
                                                                                                      ------------
Transportation              150,433     Ganger Rolf ASA (Norway)                                         2,429,695
                            175,000     Golar LNG, Ltd. (Norway) (a)                                     1,938,679

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                           THIRD AVENUE INTERNATIONAL VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2003
                                                        (UNAUDITED)

                                                                                                                       % OF
                              SHARES      ISSUES                                                           VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Transportation (continued)  1,000,500     Noble Group Ltd. (Singapore)                                $  1,195,075
                            2,000,000     Tranz Rail Holdings, Ltd. (New Zealand) (a)                    1,170,994
                                                                                                      ------------
                                                                                                         6,734,443      11.52%
                                                                                                      ------------
                                          TOTAL COMMON STOCKS
                                          (Cost $38,689,344)                                            47,508,388
                                                                                                      ------------
                        NOTIONAL
                        AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.11%
Foreign Currency            1,500,000     Euro Dollar, Strike 1.03, expires 02/05/04                         4,200
Put Options                 2,500,000     Great Britain Pounds, Strike 1.55, expires 02/05/04               28,500
                            1,000,000     Japanese Yen, Strike 122, expires 09/15/03                         4,000
                            2,000,000     Japanese Yen, Strike 123, expires 02/05/04                        24,000
                                                                                                      ------------
                                                                                                            60,700       0.11%
                                                                                                      ------------
                                          TOTAL OTHER INVESTMENTS
                                          (Cost $165,617)                                                   60,700
                                                                                                      ------------
                        PRINCIPAL
                        AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 11.96%
U.S. Treasury Bill          7,000,000     U.S. Treasury Bill 0.94%+, due 08/28/03                        6,995,214      11.96%
                                                                                                      ------------
                                          TOTAL SHORT TERM INVESTMENTS
                                          (Cost $6,995,214)                                              6,995,214
                                                                                                      ------------
                                          TOTAL INVESTMENT PORTFOLIO - 96.75%
                                          (Cost $47,860,644)                                            56,578,132
                                                                                                      ------------
                                          CASH & OTHER ASSETS LESS
                                          LIABILITIES - 3.25%                                            1,901,248
                                                                                                      ------------
                                          NET ASSETS - 100.00%                                        $ 58,479,380
                                          (Applicable to 4,976,972                                    ============
                                          shares outstanding)
                                          NET ASSET VALUE PER SHARE                                         $11.75
                                                                                                            ======

Notes:

(a)  Non-income producing securities.

ADR: American Depository Receipt.

+    Annualized yield at date of purchase.

                                [GRAPHIC OMITTED]

                        THIRD AVENUE FUNDS PRIVACY POLICY

Third Avenue Funds respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds' distributor and the Funds' affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

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






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


                                BOARD OF TRUSTEES
                                  Jack W. Aber
                                 David M. Barse
                             William E. Chapman, II
                                 Lucinda Franks
                                 Edward J. Kaier
                                  Marvin Moser
                                  Eric Rakowski
                                  Martin Shubik
                                Charles C. Walden
                                Martin J. Whitman
                                    OFFICERS
                                Martin J. Whitman
                        Chairman, Chief Executive Officer
                                 David M. Barse
                       President, Chief Operating Officer
                                Michael T. Carney
                       Chief Financial Officer, Treasurer
                                  W. James Hall
                           General Counsel, Secretary
                                 TRANSFER AGENT
                                    PFPC Inc.
                                  P.O. Box 9802
                            Providence, RI 02940-8002
                                 (610) 239-4600
                                 (800) 443-1021
                                   (toll-free)
                               INVESTMENT ADVISER
                           Third Avenue Management LLC
                                622 Third Avenue
                               New York, NY 10017
                             INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                           1177 Avenue of the Americas
                               New York, NY 10036
                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                               Princeton, NJ 08540

                                [GRAPHIC OMITTED]

                               THIRD AVENUE FUNDS
                                622 THIRD AVENUE
                               NEW YORK, NY 10017
                              PHONE (212) 888-5222
                            TOLL FREE (800) 443-1021
                               FAX (212) 888-6757
                                www.thirdave.com